Quarterly Report
August 31, 2021
MFS®  High Yield
Municipal Trust
CMU-Q3

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 153.7%
Alabama - 2.9%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	$55,000	$65,905
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	85,000	91,600
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	95,000	102,032
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	130,000	137,435
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	135,000	143,677
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	105,000	90,808
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	150,000	106,485
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	210,000	104,972
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	400,000	187,215
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	75,000	75,297
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	115,000	126,638
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	175,000	176,621
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	464,500	506,885
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	1,360,000	1,598,588
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	245,000	302,363
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	150,000	184,090
		$4,000,611
Alaska - 0.3%
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B2”, 0%, 6/01/2066	$2,000,000	$450,781
Arizona - 3.0%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 4%, 7/01/2029 (n)	$25,000	$27,758
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2039 (n)	30,000	35,490
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2049 (n)	50,000	58,220
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2054 (n)	70,000	81,185
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	15,000	17,730
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	45,000	52,326
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	55,000	63,839
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.5%, 7/01/2038 (n)	45,000	52,356
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.625%, 7/01/2048 (n)	90,000	104,097
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.75%, 7/01/2053 (n)	135,000	156,618
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	25,000	29,348
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	30,000	34,822
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	85,000	98,408
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	5,000	5,301
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	10,000	11,061
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	5,000	5,452
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029 (n)	15,000	16,487
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039 (n)	15,000	17,386
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049 (n)	25,000	28,567
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	55,000	58,607
Glendale, AZ, Industrial Development Authority Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	245,000	278,901
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	345,000	356,330
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	220,000	228,167
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	100,000	112,107

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	$35,000	$39,237
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	165,000	183,548
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	90,000	100,082
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	350,000	382,306
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	220,000	238,478
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034 (n)	115,000	132,747
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	155,000	169,779
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044 (n)	180,000	207,090
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	170,000	183,682
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	80,000	95,419
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037 (n)	150,000	152,206
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	60,000	60,485
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	180,000	181,378
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	70,000	70,513
		$4,127,513
Arkansas - 1.0%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$30,000	$31,288
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	60,000	62,726
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	10,000	10,410
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	200,000	248,336
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	25,000	25,509
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	30,000	33,095
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	50,000	55,304
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	485,000	232,925
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039 (Prerefunded 12/01/2024)	505,000	581,639
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	125,000	142,268
		$1,423,500
California - 13.0%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$2,195,000	$2,021,795
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	275,000	241,486
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	280,000	240,710
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	560,000	471,109
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	370,000	418,100
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	100,000	103,386
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-2”, 4%, 8/01/2046 (n)	100,000	110,689
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/2035 (Prerefunded 12/01/2021)	1,010,000	1,022,229
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	155,000	243,599
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	85,000	101,744
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	35,000	38,650
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	85,000	100,263
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	80,000	93,938
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	15,000	17,446
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	145,000	163,873
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	90,000	98,302
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	100,000	117,111
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2040	60,000	71,969
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	385,000	250,250
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	500,000	152,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	$15,000	$17,911
California Public Finance Authority Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	70,000	71,293
California Public Finance Authority Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	50,000	50,758
California Public Finance Authority Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	70,000	70,898
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2035 (w)	545,000	711,327
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,025,000	1,161,302
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	35,000	39,992
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	100,000	112,348
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	115,000	127,483
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	40,000	43,325
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049 (n)	55,000	59,657
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	100,000	111,011
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	100,000	118,396
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	110,000	120,265
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	195,000	221,601
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	390,000	441,678
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	295,000	330,119
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	230,000	258,572
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	145,000	157,480
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	165,000	181,708
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	325,000	329,966
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 3%, 12/01/2056 (n)	160,000	163,116
California Statewide Communities Development Authority, Essential Housing Rev. (Renaissance at City Center), “A”, 5%, 7/01/2051 (n)	100,909	117,696
CMFA Special Finance Agency VIII Essential Housing Rev. (Elan Huntington Beach). “A-1”, 3%, 8/01/2056 (n)	230,000	237,218
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2041	1,585,000	1,856,727
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	70,000	71,125
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	140,000	144,972
Hastings Campus Housing Finance Authority Rev., “A”, 5%, 7/01/2061 (n)	465,000	553,340
Hastings Campus Housing Finance Authority Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	470,000	295,694
Hawthorne, CA, School District (Election of 2018), “A”, BAM, 4%, 8/01/2047	710,000	815,704
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	170,000	190,631
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	50,000	52,191
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	30,000	33,432
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	35,000	36,716
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	65,000	68,023
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	140,000	167,394
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	150,000	179,351
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	200,000	243,339
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	25,000	27,975
State of California, Various Purpose General Obligation, 5.25%, 10/01/2028	335,000	336,376
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	75,000	94,059
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	335,000	372,303
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NPFG, 0%, 9/01/2024	1,325,000	1,293,567
		$18,167,188

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 5.3%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	$14,000	$16,209
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	61,000	75,621
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	65,000	72,421
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	75,000	82,907
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	40,000	44,429
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	35,000	38,649
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	950,000	1,162,499
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	455,000	562,008
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	100,000	106,698
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	375,000	400,963
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042 (w)	85,000	94,245
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	140,000	161,112
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	100,000	109,457
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	2,360,000	2,819,533
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5.125%, 12/01/2048	500,000	545,109
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	60,000	69,966
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	40,000	46,560
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	105,000	121,323
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	75,000	90,343
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	205,000	237,633
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	100,000	107,979
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	370,000	423,869
		$7,389,533
Connecticut - 1.0%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	$120,000	$143,450
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	185,000	222,237
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	160,000	191,669
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	755,000	799,644
		$1,357,000
Delaware - 0.6%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034 (Prerefunded 9/01/2024)	$95,000	$106,946
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044 (Prerefunded 9/01/2024)	95,000	108,007
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049 (Prerefunded 9/01/2024)	110,000	125,061
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	185,000	223,158
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	90,000	107,873
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	175,000	196,646
		$867,691
District of Columbia - 1.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$250,000	$283,113
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	145,000	150,800
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	670,000	696,802
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	775,000	806,003
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	255,000	294,513
		$2,231,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 7.8%
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	$105,000	$117,085
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	85,000	93,628
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	40,000	44,111
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	60,000	66,248
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	150,000	165,165
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	485,000	329,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	100,000	68,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	135,000	154,138
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	185,000	209,913
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	110,000	123,628
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	125,000	137,645
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	475,000	517,660
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	145,000	169,051
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032 (n)	115,000	118,319
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043 (n)	240,000	246,187
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/2044	445,000	508,996
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	30,000	32,107
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	100,000	109,368
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	155,000	167,939
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	300,000	346,558
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	235,000	263,187
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	100,000	118,849
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	110,000	130,271
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	135,000	159,412
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	100,000	107,526
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	145,000	154,419
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	135,000	151,746
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	80,000	85,289
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	220,000	254,809
Miami-Dade County, FL, Aviation Rev., “A”, 4%, 10/01/2040	355,000	421,631
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	195,000	214,878
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045 (w)	215,000	249,727
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	445,000	447,551
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	175,000	183,133
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	380,000	445,786
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	25,000	30,896
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	85,000	106,101
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	155,000	99,085
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	255,000	132,844
Palm Beach County, FL, Health Facilities Authority Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	115,000	121,839
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	100,000	107,968
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	145,000	156,417
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	100,000	116,873
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	105,000	125,875
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	85,000	92,636
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	55,000	59,544

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	$100,000	$108,143
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	100,000	112,117
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	55,000	60,467
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	20,000	21,993
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	20,000	21,963
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	40,000	43,993
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	125,000	137,380
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	335,000	377,891
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	130,000	145,983
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	80,000	90,970
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2045	1,385,000	602,753
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	250,000	311,749
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	170,000	183,531
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	305,000	328,286
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037	100,000	100,105
		$10,911,162
Georgia - 2.3%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 4%, 1/01/2054	$190,000	$216,288
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	100,000	112,238
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	180,000	212,468
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	45,000	50,592
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	80,000	89,335
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	90,000	99,755
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	60,000	71,102
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	5,000	6,388
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	180,000	206,535
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	335,000	429,233
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	110,000	134,364
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	100,000	121,119
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	95,000	115,063
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2038	255,000	309,876
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2039	200,000	242,392
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2040	200,000	241,846
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2041	405,000	488,387
		$3,146,981
Guam - 0.3%
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	$60,000	$62,474
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	250,000	305,841
		$368,315
Hawaii - 0.3%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$115,000	$122,761
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	110,000	114,991
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	50,000	59,582
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	75,000	75,908
		$373,242

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - 0.4%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$40,000	$45,909
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	180,000	207,060
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	100,000	121,288
Idaho Housing and Finance Association, Federal Highway Trust Fund, “A”, 4%, 7/15/2038	60,000	72,725
Idaho Housing and Finance Association, Federal Highway Trust Fund, “A”, 4%, 7/15/2039	60,000	72,516
		$519,498
Illinois - 17.6%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$224,955	$222,350
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	530,000	566,725
Chicago, IL, Board of Education, 5%, 12/01/2042	125,000	130,558
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	495,000	530,383
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	250,000	224,235
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	200,000	235,562
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	975,000	1,201,286
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	125,000	148,318
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	50,000	61,065
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	120,000	150,400
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	55,000	70,547
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	40,000	52,196
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	30,000	39,886
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	80,000	108,376
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	170,000	211,456
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	325,000	401,544
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	275,000	337,776
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	310,000	407,708
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	110,000	139,299
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	110,000	136,606
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	260,000	315,972
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	385,000	466,047
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	250,000	299,030
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	35,000	39,982
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	170,000	200,204
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	115,000	139,165
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	25,000	30,986
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	30,000	33,013
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	315,000	398,551
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	40,000	51,019
Chicago, IL, General Obligation, “A”, 5%, 1/01/2035	50,000	54,152
Chicago, IL, General Obligation, “A”, 5%, 1/01/2036	105,000	113,615
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	105,000	128,259
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	20,000	24,385
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	310,000	374,991
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	405,000	501,569
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	85,000	96,953
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	350,000	429,439
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	295,000	353,291
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	250,000	297,339
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	80,000	85,199
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	40,000	42,572
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	155,000	165,264
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	200,000	244,101
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	115,000	139,896
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029 (Prerefunded 12/01/2021)	165,000	167,100
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030 (Prerefunded 12/01/2021)	330,000	334,199

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031 (Prerefunded 12/01/2021)	$60,000	$60,764
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	380,000	473,165
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	450,000	526,084
Cook County, IL, General Obligation Refunding, 5%, 11/15/2034	40,000	47,843
Cook County, IL, General Obligation Refunding, 5%, 11/15/2035	140,000	167,240
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2041	370,000	437,004
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	207,000	208,888
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	130,000	155,171
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	125,000	148,930
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	25,000	26,888
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	175,000	183,163
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	25,000	27,047
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	190,000	199,069
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	155,000	187,567
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041 (Prerefunded 2/15/2027)	25,000	29,348
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	500,000	566,876
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	315,000	379,833
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	200,000	215,146
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	35,000	41,025
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	70,000	81,497
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	55,000	64,075
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	55,000	63,987
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	420,000	487,640
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	5,000	5,960
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2034	355,000	512,648
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	200,000	293,555
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	330,000	379,456
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	20,000	23,327
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	45,000	51,885
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	25,000	28,780
Illinois Finance Authority, Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	615,000	618,164
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	5,000	6,215
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	80,000	94,903
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	175,000	213,759
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	155,000	194,249
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	35,000	44,883
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	80,000	104,721
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	75,000	95,768
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	95,000	121,388
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	47,284
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	35,000	41,270
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	45,000	53,180
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	45,000	56,333
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	50,000	63,414
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	30,000	37,850
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	161,000	161,147
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	775,000	320,495
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	1,310,000	680,234
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	155,000	146,613
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	142,522

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	$75,000	$82,557
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	50,000	53,029
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	50,000	52,756
State of Illinois, 4.125%, 11/01/2031	85,000	95,816
State of Illinois, 4.5%, 11/01/2039	130,000	146,394
State of Illinois, 5%, 11/01/2040	380,000	439,482
State of Illinois, AGM, 5%, 2/01/2027	115,000	127,448
State of Illinois, NPFG, 6%, 11/01/2026	325,000	391,024
State of Illinois, “A”, 5%, 11/01/2027	475,000	584,863
State of Illinois, “A”, 5%, 12/01/2024	30,000	34,290
State of Illinois, “A”, 5%, 12/01/2038	45,000	53,508
State of Illinois, General Obligation, “A”, 5%, 3/01/2046	690,000	860,331
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2047	500,000	582,867
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	365,000	416,413
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	365,000	413,791
		$24,555,391
Indiana - 1.7%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	$275,000	$310,104
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	40,000	44,796
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	100,000	110,692
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	180,000	194,308
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	460,000	496,132
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2034	100,000	116,510
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2035	135,000	157,090
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 5%, 9/15/2039	65,000	78,734
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	20,000	22,225
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	15,000	16,581
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	345,000	412,421
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	30,000	37,244
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	20,000	24,738
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	25,000	30,711
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	80,000	97,484
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	260,000	292,675
		$2,442,445
Iowa - 0.6%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$50,000	$54,804
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	40,000	43,688
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	70,000	76,024
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	250,000	260,038
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	1,895,000	356,250
		$790,804
Kansas - 1.4%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$200,000	$231,911
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	100,000	115,956
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	40,000	46,277
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	35,000	40,166
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	45,000	51,486
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	40,000	45,547
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	55,000	61,967
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	60,000	67,599
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	170,000	179,970
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	160,000	172,772
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	95,000	96,911

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2047	$305,000	$350,191
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2052	205,000	234,424
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	60,000	63,115
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	200,000	224,350
		$1,982,642
Kentucky - 2.1%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$35,000	$43,698
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	35,000	43,583
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	45,000	55,885
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	285,000	302,859
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	270,000	288,454
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	180,000	182,465
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	80,000	81,127
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	30,000	36,227
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	250,000	299,641
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	160,000	191,622
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	120,000	140,672
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	80,000	93,627
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	65,000	77,149
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	100,000	115,744
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	120,000	124,986
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	325,000	334,016
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	80,000	82,048
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “B-1”, 5%, 6/01/2036	370,000	425,972
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	45,000	51,675
		$2,971,450
Louisiana - 3.4%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish Gomesa Project), 5.65%, 11/01/2037 (n)	$100,000	$121,197
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	575,000	606,563
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish Gomesa Project), 4%, 11/01/2044 (n)	150,000	164,543
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish Gomesa Project), 3.95%, 11/01/2043 (n)	145,000	158,864
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish Gomesa Project), 3.9%, 11/01/2044 (n)	175,000	190,691
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	100,000	110,427
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	315,000	346,108
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish Gomesa Project), 5.375%, 11/01/2038 (n)	100,000	119,108
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish Gomesa Project), 5.5%, 11/01/2039 (n)	100,000	115,250
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish Gomesa Project), 4.625%, 11/01/2038 (n)	100,000	114,208
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	190,000	212,213

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	$160,000	$177,444
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	100,000	107,496
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	105,000	110,694
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	300,000	332,572
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	630,000	706,616
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	60,000	71,528
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2045 (Prerefunded 6/01/2025)	165,000	193,335
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045 (Prerefunded 12/01/2025)	80,000	95,370
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	605,000	621,480
		$4,675,707
Maine - 0.6%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$130,000	$145,893
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	300,000	340,918
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	295,000	340,924
		$827,735
Maryland - 0.8%
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	$120,000	$127,244
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	10,000	9,939
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	25,000	23,737
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	80,000	73,919
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	145,000	176,114
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	85,000	98,144
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	55,000	63,291
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	245,000	278,728
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	100,000	112,504
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	40,000	43,860
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	70,000	76,373
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	70,000	76,126
		$1,159,979
Massachusetts - 5.2%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	$695,000	$312,750
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	55,000	67,871
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	45,000	50,837
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	960,000	1,164,124
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	43,059	29,239
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	100,000	109,130
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	190,000	207,126
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	100,000	113,314
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 4%, 7/01/2046	200,000	235,430
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2050	565,000	721,231
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	30,000	35,929
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	35,000	41,775
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	110,000	130,196
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,445,000	2,761,629
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	55,000	66,592
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	15,000	15,093
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	60,000	62,422

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	$315,000	$337,364
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	380,000	388,925
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	65,000	65,774
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/2032 (Prerefunded 10/15/2021)	390,000	392,281
		$7,309,032
Michigan - 3.9%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$95,000	$106,108
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039 (Prerefunded 7/01/2022)	580,000	604,741
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	255,000	282,197
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, AGM, 5%, 7/01/2034	295,000	355,135
Kentwood, MI, Economic Development Corp Rev. (Holland Home Obligated Group), 4%, 11/15/2045	75,000	83,564
Michigan Finance Authority Hospital Rev. (Ascension Health Senior Credit Group), “F-4”, 5%, 11/15/2047	810,000	1,024,043
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2035 (Prerefunded 12/01/2021)	1,000,000	1,012,108
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	225,000	278,569
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	60,000	69,797
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	140,000	162,629
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	95,000	110,316
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	60,000	69,698
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (n)	105,000	102,512
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (n)	105,000	101,519
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	35,000	39,932
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	40,000	45,706
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	30,000	34,072
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	90,000	102,215
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	150,000	189,672
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	160,000	201,884
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	145,000	186,613
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2040	265,000	339,472
		$5,502,502
Minnesota - 0.6%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	$15,000	$16,731
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	30,000	33,095
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	130,000	142,465
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	85,000	97,714
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	155,000	187,340
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	90,000	102,857
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	125,000	150,209
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/2038	185	185
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	100,000	112,992
		$843,588
Mississippi - 0.4%
Jackson County, MS, Development Bank Special Obligation (Gomesa Project), 3.625%, 11/01/2036 (n)	$100,000	$99,938
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	155,000	155,827
Mississippi Development Bank Special Obligation (Hancock County Gomesa Project), 4.55%, 11/01/2039 (n)	200,000	226,874
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	110,000	128,786
		$611,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 2.8%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2041	$85,000	$98,202
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2049	520,000	634,523
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	315,000	382,679
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	695,000	848,402
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	310,000	335,757
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	125,000	143,032
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3%, 5/01/2030	10,000	10,216
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3.125%, 5/01/2035	10,000	10,121
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	40,000	43,709
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	25,000	27,083
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	65,000	69,461
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	55,000	58,747
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	55,000	60,590
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	50,000	50,225
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	95,000	96,322
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	205,000	209,595
St. Louis, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	440,000	499,342
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	270,000	337,487
		$3,915,493
Montana - 0.4%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$40,000	$43,416
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	160,000	188,425
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	235,000	275,082
		$506,923
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$105,000	$148,181
Nevada - 0.4%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2040	$125,000	$148,653
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	150,000	165,968
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	100,000	110,012
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	100,000	108,893
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	5,000	6,094
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	5,000	6,022
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	20,000	22,218
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	25,000	27,922
		$595,782
New Hampshire - 0.7%
National Finance Authority, New Hampshire Municipal Certificates “A”, 4.125%, 1/20/2034	$389,360	$469,787
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	300,000	317,369
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	105,000	125,532
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	100,000	119,080
		$1,031,768

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - 7.0%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	$25,000	$29,954
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	30,000	35,646
Essex County, NJ, Improvement Authority, General Obligation Lease Rev. (CHF-Newark, LLC - New Jersey Student Housing Project. “A”, BAM, 4%, 8/01/2060	405,000	475,504
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2046	155,000	181,408
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2051	245,000	285,548
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	25,000	29,981
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	160,000	176,989
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	65,000	71,808
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	40,000	44,907
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	40,000	44,343
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	255,000	283,892
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	125,000	139,099
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	815,000	877,878
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	80,000	85,688
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	95,000	101,131
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	15,000	19,621
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	13,057
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	20,000	23,850
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	20,000	23,755
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	30,000	35,511
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	10,000	12,082
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	10,000	12,064
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	55,000	65,810
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	40,000	40,817
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	260,000	310,891
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	265,000	295,658
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	180,000	218,298
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	395,000	454,875
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	325,000	347,400
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	30,000	30,615
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	60,000	69,625
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	125,000	144,596
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	120,000	138,342
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	100,000	114,993
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2042 (w)	105,000	120,335
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	125,000	154,692
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	110,000	138,406
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	180,000	230,206
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	125,000	162,840
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	165,000	213,402
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	155,000	199,360
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	150,000	191,813
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	155,000	197,158
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	75,000	94,965
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	115,000	145,100
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	155,000	184,724
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	105,000	124,431
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	1,000,000	1,113,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2031	$965,000	$1,205,315
		$9,711,783
New Mexico - 0.0%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$20,000	$23,145
New York - 7.9%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$390,000	$444,120
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	120,000	120,541
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	75,000	85,317
Metropolitan Transportation Authority, NY, Transportation Rev., “C-1”, 5.25%, 11/15/2055	170,000	210,851
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 4%, 7/01/2050	170,000	198,707
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	65,000	72,848
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	165,000	183,517
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	80,000	88,497
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	100,000	120,491
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2040 (n)	100,000	114,298
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	945,000	948,737
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	500,000	552,362
New York State Thruway Authority, Personal Income Rev., “A-1”, 4%, 3/15/2046	805,000	949,863
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	350,000	350,826
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	65,000	70,452
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	210,000	210,487
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	365,000	444,990
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	75,000	91,284
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	100,000	113,749
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	545,000	646,059
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	70,000	81,372
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	290,000	370,960
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	100,000	101,401
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	35,000	40,993
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “GG-1”, 4%, 6/15/2050	505,000	587,662
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2037	195,000	235,883
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2038	245,000	294,903
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2035	100,000	120,274
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	270,000	284,925
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046 (Put Date 1/01/2046)	175,000	176,975
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	665,000	767,306
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	30,000	30,406
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	75,000	75,226
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	205,000	205,144
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	110,000	109,658
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	50,000	60,212
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	25,000	30,060
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	185,000	217,070

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”A-2“, 5%, 5/15/2051	$545,000	$700,709
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	130,000	129,376
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	400,000	406,236
		$11,044,747
North Carolina - 1.4%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038 (Prerefunded 1/31/2023)	$819,757	$879,213
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	30,000	33,681
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	15,000	16,648
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	190,000	208,576
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036 (w)	20,000	21,907
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042 (w)	10,000	10,793
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	55,000	59,126
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	70,000	75,545
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	45,000	48,287
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	90,000	108,821
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	75,000	81,377
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	30,000	34,335
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	60,000	68,314
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	130,000	147,738
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	50,000	56,748
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	110,000	123,553
		$1,974,662
North Dakota - 0.1%
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$40,000	$46,865
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	10,000	11,437
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	70,000	79,588
		$137,890
Ohio - 5.1%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$130,000	$166,308
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,745,000	2,029,179
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	2,665,000	437,676
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	210,000	247,767
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	285,000	323,754
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	70,000	83,582
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	150,000	175,840
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	770,000	918,195
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	30,000	32,396
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	50,000	53,389
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	65,000	74,974
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	120,000	133,282
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	195,000	214,458
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	235,000	267,062
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042 (Prerefunded 7/01/2022)	695,000	738,323
Lake County, OH, Hospital Facilities Rev., Unrefunded Balance, “C”, 5.625%, 8/15/2029	70,000	70,278
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	70,000	84,989
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	310,000	380,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	$130,000	$152,121
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	70,000	80,222
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 4%, 8/01/2041	15,000	18,061
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	100,000	112,375
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	100,000	115,919
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	125,000	146,784
		$7,057,215
Oklahoma - 0.8%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$20,000	$20,649
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	40,000	49,297
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	30,000	37,388
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	155,000	190,140
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	215,000	260,850
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	195,000	239,559
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	215,000	262,516
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	55,000	61,236
		$1,121,635
Oregon - 1.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$90,000	$92,192
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	90,000	101,642
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	110,000	112,929
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	370,000	430,631
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051 (w)	670,000	752,052
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028 (w)	25,000	24,968
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027 (w)	70,000	69,922
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	30,000	37,510
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2056	215,000	252,169
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-1”, 2.5%, 11/15/2028	30,000	30,209
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	15,000	15,050
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	25,000	25,077
		$1,944,351
Pennsylvania - 12.2%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042 (w)	$35,000	$43,919
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	170,000	202,367
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	150,000	173,980
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	100,000	103,183
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	420,000	433,367
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2034	235,000	267,501
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	200,000	221,847
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	25,000	30,265
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	45,000	53,098
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	250,000	299,058
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	45,000	51,425
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	230,000	261,280
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	95,000	100,430
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	45,000	47,841
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	100,000	104,991
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	65,000	80,520
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	74,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	$30,000	$36,899
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	33,319
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	25,000	29,388
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	35,000	41,143
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	40,000	45,319
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	20,000	22,660
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	125,000	137,087
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	155,000	168,429
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	160,000	172,932
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	150,000	161,811
Geisinger, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2050	1,010,000	1,163,169
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	350,000	400,729
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	955,000	643,145
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	605,000	669,212
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	530,000	580,497
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	50,000	61,702
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	100,000	114,909
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	100,000	114,225
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2048	330,000	402,091
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), 5%, 11/15/2028 (Prerefunded 5/15/2022)	350,000	362,045
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	120,000	145,978
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	935,000	1,007,000
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	260,000	280,671
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	100,000	118,967
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	40,000	40,449
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 4%, 5/01/2050	705,000	820,759
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	510,000	619,779
Pennsylvania Turnpike Commission Rev., ”A“, 4%, 12/01/2050	395,000	463,118
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	895,000	1,044,405
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	100,000	112,980
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	125,000	139,987
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	120,000	137,228
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	165,000	186,248
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	100,000	109,865
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	110,000	121,076
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	140,000	153,177
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	145,000	154,908
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	215,000	230,637
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	100,000	113,424
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	125,000	140,481
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	175,000	195,372
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	475,000	571,192
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	20,000	25,132
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	70,000	87,378

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	$25,000	$31,096
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	25,000	31,001
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	25,000	30,958
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	150,000	175,871
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	70,000	85,927
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	490,000	492,583
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	40,000	55,151
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	30,000	42,213
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	15,000	18,042
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	105,000	132,099
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	445,000	481,220
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	95,000	107,217
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	150,000	168,677
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	100,000	112,144
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	10,000	10,254
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	15,000	16,481
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	30,000	33,573
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	35,000	38,839
		$16,993,380
Puerto Rico - 6.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$260,000	$264,445
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	350,000	355,638
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	25,000	25,712
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	270,000	294,472
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	175,000	191,024
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	35,000	35,997
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	50,000	50,572
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027	235,000	243,277
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	470,000	482,165
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2022	140,000	142,969
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	25,000	25,427
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	15,000	15,349
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	15,000	15,427
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	35,000	35,543
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	995,000	972,613
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	65,000	66,514
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	35,000	35,564
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	50,000	53,655
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	250,000	270,958
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028 (a)(d)	845,000	825,988
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	420,000	433,650
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	10,000	10,013
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	60,000	60,807
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	10,000	10,025
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	190,000	192,330
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	65,000	65,163
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	75,994

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	$65,000	$65,163
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	55,000	55,825
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	45,000	45,296
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	71,050
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	310,000	324,651
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	400,000	426,477
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	60,000	64,818
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	70,000	77,453
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	20,000	20,322
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, AGM, 5%, 7/01/2036	45,000	45,725
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	390,000	412,236
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2027	100,000	103,522
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2028	35,000	36,269
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/2026	80,000	100,798
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	42,000	48,225
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	636,000	734,808
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	3,000	3,386
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	69,000	78,790
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	74,000	68,219
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	803,000	650,145
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	781,000	587,848
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	473,000	157,456
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	40,000	41,139
		$9,470,912
Rhode Island - 0.3%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	$90,000	$91,780
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	70,000	72,796
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	190,000	199,935
		$364,511
South Carolina - 2.0%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$525,000	$554,400
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	100,000	107,137
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	40,000	40,702
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	395,000	477,119
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	120,000	132,146
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	115,000	126,514
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	280,000	308,333
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	675,000	743,302
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	245,000	296,297
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	45,000	52,523
		$2,838,473
Tennessee - 2.9%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$1,035,000	$1,103,264
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	20,000	24,808
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	12,332
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	45,000	53,339

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	$50,000	$58,940
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	65,000	75,629
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	205,000	245,441
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	10,000	12,526
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	10,000	12,383
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	1,710,000	1,710,000
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	270,000	283,414
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	165,000	197,849
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	240,000	275,818
		$4,065,743
Texas - 9.5%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$40,000	$44,478
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	185,000	204,076
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	35,000	40,406
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	50,000	57,224
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	10,000	11,012
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	25,000	27,851
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	15,000	16,885
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	25,000	27,841
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	90,000	103,279
Central Texas Regional Mobility Authority Senior Lien Rev., “B”, 5%, 1/01/2046	710,000	905,356
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	105,000	115,282
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	410,000	423,729
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	165,000	179,986
Conroe Local Government Corp., First Lien Hotel Rev. (Conroe Convention Center Hotel), “A”, 4%, 10/01/2050	35,000	38,561
Conroe Local Government Corp., Second Lien Hotel Rev. (Conroe Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	100,000	109,684
Conroe Local Government Corp., Third Lien Hotel & Contract Rev. (Conroe Convention Center Hotel), “C”, 4%, 10/01/2050	30,000	34,704
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	370,000	389,767
Dallas, TX, Civic Center Convention Complex Rev., AGM, 5.25%, 8/15/2034	845,000	848,456
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	100,000	110,965
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	115,000	117,458
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	375,000	375,612
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2035	85,000	102,025
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2036	155,000	185,585
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2037	210,000	250,724
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2038	175,000	208,452
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	110,000	122,911
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	22,345
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	40,000	44,681
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	70,000	32,859
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	175,000	63,182
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.5%, 7/15/2030	445,000	447,920
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	205,000	219,089
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	770,000	861,341
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2022)	150,000	155,895
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	50,000	55,541
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	140,000	140,492
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031 (n)	180,000	189,543
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	20,000	24,366
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	90,000	109,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	$80,000	$96,615
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	50,000	52,877
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	55,000	57,781
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	15,000	16,054
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	20,000	21,719
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	35,000	37,783
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	45,000	48,446
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	75,000	79,625
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	80,000	84,161
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	80,000	83,906
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	15,000	15,984
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	70,000	69,687
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	25,000	29,162
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	30,000	34,994
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	65,000	75,821
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	90,000	102,029
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	110,000	124,220
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048 (Prerefunded 6/15/2022)	65,000	67,545
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	170,000	176,235
North Texas Tollway Authority System Rev., “B”, 4%, 1/01/2041	270,000	321,557
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	103,442
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	370,000	382,922
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “B”, 6%, 1/01/2025 (n)	130,000	135,074
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	225,000	264,224
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034	100,000	111,210
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044	185,000	205,351
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049	135,000	150,855
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	80,000	90,419
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	100,000	111,989
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	110,000	122,483
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), 5.25%, 11/15/2047	105,000	94,123
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2045	115,000	103,092
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2030	155,000	139,229
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2036	345,000	309,579
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	840,423	899,957
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	60,000	66,145

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$170,000	$192,078
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	135,000	151,776
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	345,000	198,937
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	240,000	280,186
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	25,000	14,394
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	20,000	10,899
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	20,000	10,323
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	20,000	9,749
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	45,000	20,744
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	60,000	26,142
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	50,000	20,648
		$13,240,778
Utah - 0.6%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$390,000	$475,877
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	245,000	261,290
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	120,000	130,246
		$867,413
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	$90,000	$92,107
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	60,000	60,195
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	145,000	151,413
		$303,715
Virginia - 2.2%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$410,000	$427,781
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	105,000	114,563
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	115,000	126,682
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	145,000	155,310
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045 (n)	100,000	106,237
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	175,000	194,568
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	175,000	192,671
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	385,000	402,824
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	755,000	785,856
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	495,000	569,442
		$3,075,934
Washington - 2.5%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$115,000	$135,267
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	150,000	174,602
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	285,000	326,297
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	125,000	149,709
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	130,000	155,914
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/2033	1,105,000	1,161,709
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	90,000	106,363
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	90,000	105,920
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	145,000	158,872
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	100,000	108,207
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	100,000	110,664
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	105,000	114,984

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	$105,000	$114,807
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	100,000	109,540
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	115,000	125,159
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	165,000	179,189
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	2,312,258	143,802
		$3,481,005
West Virginia - 0.3%
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	$305,000	$371,143
Wisconsin - 8.0%
Green Bay, WI, Redevelopment Authority (Green Bay Packaging, Inc. Project), VRDN, 0.07%, 7/01/2047 (n)	$1,815,000	$1,815,000
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	580,000	332,552
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	250,000	142,572
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	115,000	125,007
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	105,000	112,934
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	55,000	58,756
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	55,000	58,693
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	1,020,000	1,146,864
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	45,000	53,300
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2038	20,000	23,637
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2044	20,000	23,458
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	95,000	111,008
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040	20,000	21,436
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045	30,000	32,048
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050	115,000	122,730
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	15,000	15,223
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,445,000	1,494,195
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	85,000	87,554
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	40,000	43,704
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	55,000	59,616
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	55,000	61,313
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	55,000	61,349
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	25,000	29,173
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	125,000	142,635
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	25,000	26,932
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	75,000	82,087
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	60,000	64,902
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	1,020,000	1,156,561
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	735,000	828,303
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	440,000	498,942
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	230,000	264,092
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	195,000	197,920
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	150,000	172,708
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	45,000	49,746
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	30,000	33,108
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	150,000	165,541
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	45,000	49,662
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	110,000	119,574

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	$100,000	$109,207
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	95,000	103,554
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	115,000	126,045
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	500,000	506,654
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	20,000	24,159
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	25,000	29,959
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	35,000	41,893
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	190,000	209,918
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	95,000	109,434
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	25,000	28,718
		$11,174,376
Total Municipal Bonds		$214,467,904
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NPFG, 0%, 2/15/2045 (n)	$25,195	$6,337
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	175,000	96,640
Total Bonds		$102,977
Investment Companies (h) - 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.04% (v)	1,113,454	$1,113,454

Other Assets, Less Liabilities - (0.9)%		(1,313,995)
Remarketed Variable Rate MuniFund Preferred Shares (RVMTPS), at liquidation value of $75,000,000 net of unamortized debt issuance costs of $146,369 (issued by the fund) - (53.7)%		(74,853,631)
Net assets applicable to common shares - 100.0%		$139,516,709
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,113,454 and $214,570,881, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,606,289, representing 21.9% of net assets applicable to common shares.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/17	$383,097	$250,250
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/19	437,875	152,500
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/13	485,000	329,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/15	100,000	68,000
Total Restricted Securities			$800,550
% of Net assets applicable to common shares			0.6%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$214,467,904	$—	$214,467,904
U.S. Corporate Bonds	—	102,977	—	102,977
Mutual Funds	1,113,454	—	—	1,113,454
Total	$1,113,454	$214,570,881	$—	$215,684,335
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,431,282	$24,197,376	$24,515,204	$—	$—	$1,113,454
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,419	$—

Supplemental Information (unaudited) – continued
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.